UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22949

 NAME OF REGISTRANT:                     Calamos Dynamic Convertible
                                         and Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563-2787

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John P Calamos, Sr., Founder,
                                         Chairman and Global Chief
                                         Investment Officer
                                         2020 Calamos Court
                                         Naperville, IL 60563-2787

 REGISTRANT'S TELEPHONE NUMBER:          630-245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


Calamos Dynamic Convertible & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ALLERGAN PLC                                                                                Agenda Number:  934955696
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0177J108
    Meeting Type:  Annual
    Meeting Date:  01-May-2019
          Ticker:  AGN
            ISIN:  IE00BY9D5467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Nesli Basgoz, M.D.                  Mgmt          For                            For

1b.    Election of Director: Joseph H. Boccuzi                   Mgmt          For                            For

1c.    Election of Director: Christopher W. Bodine               Mgmt          For                            For

1d.    Election of Director: Adriane M. Brown                    Mgmt          For                            For

1e.    Election of Director: Christopher J.                      Mgmt          For                            For
       Coughlin

1f.    Election of Director: Carol Anthony (John)                Mgmt          For                            For
       Davidson

1g.    Election of Director: Thomas C. Freyman                   Mgmt          For                            For

1h.    Election of Director: Michael E. Greenberg,               Mgmt          For                            For
       PhD

1i.    Election of Director: Robert J. Hugin                     Mgmt          For                            For

1j.    Election of Director: Peter J. McDonnell,                 Mgmt          For                            For
       M.D.

1k.    Election of Director: Brenton L. Saunders                 Mgmt          For                            For

2.     To approve, in a non-binding vote, Named                  Mgmt          For                            For
       Executive Officer compensation.

3.     To ratify, in a non-binding vote, the                     Mgmt          For                            For
       appointment of PricewaterhouseCoopers LLP
       as the Company's independent auditor for
       the fiscal year ending December 31, 2019
       and to authorize, in a binding vote, the
       Board of Directors, acting through its
       Audit and Compliance Committee, to
       determine PricewaterhouseCoopers LLP's
       remuneration.

4.     To renew the authority of the directors of                Mgmt          For                            For
       the Company (the "Directors") to issue
       shares.

5a.    To renew the authority of the Directors to                Mgmt          For                            For
       issue shares for cash without first
       offering shares to existing shareholders.

5b.    To authorize the Directors to allot new                   Mgmt          For                            For
       shares up to an additional 5% for cash in
       connection with an acquisition or other
       capital investment.

6.     To consider a shareholder proposal                        Shr           Against                        For
       requiring an independent Board Chairman
       (immediate change), if properly presented
       at the meeting.




--------------------------------------------------------------------------------------------------------------------------
 ANTHEM, INC.                                                                                Agenda Number:  934964429
--------------------------------------------------------------------------------------------------------------------------
        Security:  036752103
    Meeting Type:  Annual
    Meeting Date:  15-May-2019
          Ticker:  ANTM
            ISIN:  US0367521038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director Nominee: Bahija Jallal               Mgmt          For                            For

1.2    Election of Director Nominee: Elizabeth E.                Mgmt          For                            For
       Tallett

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as the independent registered public
       accounting firm for 2019.

3.     Advisory vote to approve the compensation                 Mgmt          For                            For
       of our named executive officers.

4.     To approve proposed amendments to our                     Mgmt          For                            For
       Articles of Incorporation to eliminate the
       classified board structure when permitted
       under our contractual obligations with the
       Blue Cross and Blue Shield Association.

5.     Shareholder proposal to elect each director               Shr           Against
       annually.




--------------------------------------------------------------------------------------------------------------------------
 CHEVRON CORPORATION                                                                         Agenda Number:  934993088
--------------------------------------------------------------------------------------------------------------------------
        Security:  166764100
    Meeting Type:  Annual
    Meeting Date:  29-May-2019
          Ticker:  CVX
            ISIN:  US1667641005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: W. M. Austin                        Mgmt          For                            For

1b.    Election of Director: J. B. Frank                         Mgmt          For                            For

1c.    Election of Director: A. P. Gast                          Mgmt          For                            For

1d.    Election of Director: E. Hernandez, Jr.                   Mgmt          For                            For

1e.    Election of Director: C. W. Moorman IV                    Mgmt          For                            For

1f.    Election of Director: D. F. Moyo                          Mgmt          For                            For

1g.    Election of Director: D. Reed-Klages                      Mgmt          For                            For

1h.    Election of Director: R. D. Sugar                         Mgmt          For                            For

1i.    Election of Director: I. G. Thulin                        Mgmt          For                            For

1j.    Election of Director: D. J. Umpleby III                   Mgmt          For                            For

1k.    Election of Director: M. K. Wirth                         Mgmt          For                            For

2.     Ratification of Appointment of PwC as                     Mgmt          For                            For
       Independent Registered Public Accounting
       Firm

3.     Advisory Vote to Approve Named Executive                  Mgmt          For                            For
       Officer Compensation

4.     Report on Human Right to Water                            Shr           Against                        For

5.     Report on Reducing Carbon Footprint                       Shr           Against                        For

6.     Create a Board Committee on Climate Change                Shr           Against                        For

7.     Adopt Policy for an Independent Chairman                  Shr           Against                        For

8.     Set Special Meeting Threshold at 10%                      Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  934981653
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082801
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2019
          Ticker:  CMLS
            ISIN:  US2310828015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary G. Berner                                            Mgmt          For                            For
       David M. Baum                                             Mgmt          For                            For
       Matthew C. Blank                                          Mgmt          For                            For
       Thomas H. Castro                                          Mgmt          For                            For
       Joan Hogan Gillman                                        Mgmt          For                            For
       Andrew W. Hobson                                          Mgmt          For                            For
       Brian G. Kushner                                          Mgmt          For                            For

2.     Proposal to approve, on an advisory basis,                Mgmt          For                            For
       the compensation paid to the Company's
       named executive officers.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for 2019.




--------------------------------------------------------------------------------------------------------------------------
 GASLOG LTD.                                                                                 Agenda Number:  934964102
--------------------------------------------------------------------------------------------------------------------------
        Security:  G37585109
    Meeting Type:  Annual
    Meeting Date:  10-May-2019
          Ticker:  GLOG
            ISIN:  BMG375851091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Peter G. Livanos                    Mgmt          For                            For

1b.    Election of Director: Bruce L. Blythe                     Mgmt          For                            For

1c.    Election of Director: David P. Conner                     Mgmt          For                            For

1d.    Election of Director: William M. Friedrich                Mgmt          For                            For

1e.    Election of Director: Dennis M. Houston                   Mgmt          For                            For

1f.    Election of Director: Donald J. Kintzer                   Mgmt          For                            For

1g.    Election of Director: Julian R. Metherell                 Mgmt          For                            For

1h.    Election of Director: Anthony S.                          Mgmt          For                            For
       Papadimitriou

1i.    Election of Director: Graham Westgarth                    Mgmt          For                            For

1j.    Election of Director: Paul A. Wogan                       Mgmt          For                            For

2.     To approve the appointment of Deloitte LLP                Mgmt          For                            For
       as our independent auditors for the fiscal
       year ending December 31, 2019 and until the
       conclusion of the next annual general
       meeting, and to authorize the Board of
       Directors, acting through the Audit and
       Risk Committee, to determine the
       independent auditor fee.




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS,L.P.                                                            Agenda Number:  934938068
--------------------------------------------------------------------------------------------------------------------------
        Security:  559080106
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2019
          Ticker:  MMP
            ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Walter R. Arnheim                                         Mgmt          For                            For
       Lori A. Gobillot                                          Mgmt          For                            For
       Edward J. Guay                                            Mgmt          For                            For

2.     Advisory Resolution to Approve Executive                  Mgmt          For                            For
       Compensation

3.     Ratification of Appointment of Independent                Mgmt          For                            For
       Auditor for 2019




--------------------------------------------------------------------------------------------------------------------------
 SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)                                                    Agenda Number:  934929324
--------------------------------------------------------------------------------------------------------------------------
        Security:  806857108
    Meeting Type:  Annual
    Meeting Date:  03-Apr-2019
          Ticker:  SLB
            ISIN:  AN8068571086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Peter L.S. Currie                   Mgmt          For                            For

1b.    Election of Director: Miguel M. Galuccio                  Mgmt          For                            For

1c.    Election of Director: Paal Kibsgaard                      Mgmt          For                            For

1d.    Election of Director: Nikolay Kudryavtsev                 Mgmt          For                            For

1e.    Election of Director: Tatiana A. Mitrova                  Mgmt          For                            For

1f.    Election of Director: Indra K. Nooyi                      Mgmt          For                            For

1g.    Election of Director: Lubna S. Olayan                     Mgmt          For                            For

1h.    Election of Director: Mark G. Papa                        Mgmt          For                            For

1i.    Election of Director: Leo Rafael Reif                     Mgmt          For                            For

1j.    Election of Director: Henri Seydoux                       Mgmt          For                            For

2.     Approval of the advisory resolution to                    Mgmt          For                            For
       approve our executive compensation.

3.     Approval of our consolidated balance sheet                Mgmt          For                            For
       as of December 31, 2018; our consolidated
       statement of  income for the year ended
       December 31, 2018; and our Board of
       Directors' declarations of dividends in
       2018, as reflected in our 2018 Annual
       Report to Stockholders.

4.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent auditors for 2019.

5.     Approval of an amended and restated 2004                  Mgmt          For                            For
       Stock and Deferral Plan for Non-Employee
       Directors.




--------------------------------------------------------------------------------------------------------------------------
 SPECTRA ENERGY PARTNERS, LP                                                                 Agenda Number:  934901390
--------------------------------------------------------------------------------------------------------------------------
        Security:  84756N109
    Meeting Type:  Consent
    Meeting Date:  13-Dec-2018
          Ticker:  SEP
            ISIN:  US84756N1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of merger of Autumn Acquisition                  Mgmt          For                            For
       Sub, LLC, a Delaware limited liability
       company & an indirect wholly-owned
       subsidiary of Enbridge Inc., with & into
       Spectra Energy Partners, LP (SEP), with SEP
       continuing as surviving entity & an
       indirect wholly-owned subsidiary of
       Enbridge, & approval of  Agreement & Plan
       of Merger, as such agreement may be amended
       from time to time, entered into by & among
       SEP, Spectra Energy Partners (DE) GP, LP,
       Enbridge, Enbridge (U.S.) Inc., Merger Sub
       and, solely for purposes of Article I,
       Article II & Article XI therein.




--------------------------------------------------------------------------------------------------------------------------
 THE WILLIAMS COMPANIES, INC.                                                                Agenda Number:  934858020
--------------------------------------------------------------------------------------------------------------------------
        Security:  969457100
    Meeting Type:  Special
    Meeting Date:  09-Aug-2018
          Ticker:  WMB
            ISIN:  US9694571004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the adoption of an amendment to                Mgmt          For                            For
       The Williams Companies, Inc. ("WMB")
       certificate of incorporation (the "Charter
       Amendment") to increase the number of
       authorized shares of capital stock from
       990,000,000 shares to 1,500,000,000 shares,
       consisting of 1,470,000,000 shares of WMB
       common stock, par value $1.00 per share,
       and 30,000,000 shares of WMB preferred
       stock, par value $1.00 per share (the
       "Charter Amendment Proposal").

2.     To approve, subject to and conditioned upon               Mgmt          For                            For
       the effectiveness of the Charter Amendment,
       the issuance of WMB common stock pursuant
       to the Agreement and Plan of Merger, dated
       as of May 16, 2018 (the "Stock Issuance
       Proposal").

3.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting from time to time, if necessary or
       appropriate, to solicit additional proxies
       if there are insufficient votes at the time
       of the special meeting to approve the
       Charter Amendment Proposal or the Stock
       Issuance Proposal.




--------------------------------------------------------------------------------------------------------------------------
 THE WILLIAMS COMPANIES, INC.                                                                Agenda Number:  934962033
--------------------------------------------------------------------------------------------------------------------------
        Security:  969457100
    Meeting Type:  Annual
    Meeting Date:  09-May-2019
          Ticker:  WMB
            ISIN:  US9694571004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Alan S. Armstrong                   Mgmt          For                            For

1b.    Election of Director: Stephen W. Bergstrom                Mgmt          For                            For

1c.    Election of Director: Nancy K. Buese                      Mgmt          For                            For

1d.    Election of Director: Stephen I. Chazen                   Mgmt          For                            For

1e.    Election of Director: Charles I. Cogut                    Mgmt          For                            For

1f.    Election of Director: Kathleen B. Cooper                  Mgmt          For                            For

1g.    Election of Director: Michael A. Creel                    Mgmt          For                            For

1h.    Election of Director: Vicki L. Fuller                     Mgmt          For                            For

1i.    Election of Director: Peter A. Ragauss                    Mgmt          For                            For

1j.    Election of Director: Scott D. Sheffield                  Mgmt          For                            For

1k.    Election of Director: Murray D. Smith                     Mgmt          For                            For

1l.    Election of Director: William H. Spence                   Mgmt          For                            For

2.     Ratification of Ernst & Young LLP as                      Mgmt          For                            For
       auditors for 2019.

3.     Approval, by nonbinding advisory vote, of                 Mgmt          For                            For
       the Company's executive compensation.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Calamos Dynamic Convertible and Income Fund
By (Signature)       /s/ John P. Calamos Sr.
Name                 John P. Calamos Sr.
Title                President
Date                 08/28/2019